Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Expenses	The income tax expenses included in the statement of operations and comprehensive income are as follows:
	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current tax	60,874	238,935	180,697

Schedule of Reconciliation Between the Income Tax Expenses

Reconciliation between the income tax expenses computed by applying the Taiwan statutory income tax rate to profit before income taxes and actual provision were as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Total income before income tax expense	300,162	1,018,213	790,079

Income tax at statutory tax rate of 20%	60,032	203,643	158,016
Tax effect of expenses not deductible	—	24,839	1,000
Under-provision for prior financial years	—	10,026	—
Effect of different tax rates of group entities operating in other jurisdictions	—	—	21,681
Others	842	427	—
Total income tax expenses	60,874	238,935	180,697